Shareholders' Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Stockholder's Deficit
Ordinary shares, shares authorized	1,000	1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares issued	1,000	1,000
Ordinary shares, shares outstanding	1,000	1,000
Mountain Lake Acquisition Corp.
Stockholder's Deficit
Preferred share authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued	0	0	0	0
Preference shares outstanding	0	0	0	0
Number of votes		one
Percentage of issued and outstanding		23.20%
Number of ordinary shares	1	1
Mountain Lake Acquisition Corp. | Class A stock
Stockholder's Deficit
Ordinary shares, shares authorized	445,000,000	445,000,000	445,000,000	445,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes	one	one
Ordinary shares, shares issued	805,000	805,000	805,000	805,000
Ordinary shares, shares outstanding	805,000	805,000	805,000	805,000
Ordinary shares subject to possible redemption	23,000,000	23,000,000	23,000,000	23,000,000
Percentage of issued and outstanding	23.20%
Mountain Lake Acquisition Corp. | Class B Ordinary Shares
Stockholder's Deficit
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes	one	one
Ordinary shares, shares issued	7,187,500	7,187,500	7,187,500	7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500